As filed with the Securities and Exchange Commission on July 26, 2006
                                     Investment Company Act File number 811-2950


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                          Short Term Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
             (Address of principal executive offices)      (Zip code)



                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)



Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MAY 31, 2006
(UNAUDITED)
================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date      Coupon(a)    (Note 1)
  ------                                                                          ----      ------        ------
Asset Backed Commercial Paper (20.90%)
--------------------------------------------------------------------------------------------------------------------
$ 20,000,000  Charta, LLC                                                       07/12/06     5.04%    $ 19,886,339
  15,000,000  Chesham Finance, LLC                                              06/01/06     5.07       15,000,000
  15,000,000  Fountain Square Commercial Funding Corp.                          06/23/06     4.66       14,958,108
  10,000,000  Govco Incorporated                                                07/18/06     5.02        9,935,244
  30,000,000  Govco Incorporated                                                08/11/06     5.12       29,701,208
  30,000,000  Greyhawk Funding, LLC                                             06/02/06     4.93       29,995,917
  10,000,000  Lexington Parker Capital Company, LLC                             07/21/06     5.09        9,930,000
  26,000,000  Lockhart Funding LLC                                              06/14/06     4.98       25,953,619
  25,000,000  Market Street Funding Corporation                                 06/21/06     5.05       24,930,278
------------                                                                                          ------------
 181,000,000  Total Asset Back Commercial Paper                                                        180,290,713
------------                                                                                          ------------

Commercial Paper (1.74%)
--------------------------------------------------------------------------------------------------------------------
$ 15,000,000  Bear Stearns Companies Inc.                                       06/13/06     5.03%    $ 14,974,950
 -----------                                                                                          ------------
  15,000,000  Total Commercial Paper                                                                    14,974,950
------------                                                                                          ------------

Domestic Certificates of Deposit (1.74%)
--------------------------------------------------------------------------------------------------------------------
$ 15,000,000  Wilmington Trust Company                                          06/01/06     4.83%    $ 15,000,000
 -----------                                                                                          ------------
  15,000,000  Total Domestic Certificate of Deposit                                                     15,000,000
------------                                                                                          ------------

Eurodollar Certificates of Deposit (3.48%)
--------------------------------------------------------------------------------------------------------------------
$ 30,000,000  Societe Generale                                                  02/02/07     4.90%    $ 30,001,953
------------                                                                                          ------------
  30,000,000  Total Eurodollar Certificate of Deposit                                                   30,001,953
------------                                                                                          ------------

Floating Rate Securities (8.12%)
--------------------------------------------------------------------------------------------------------------------
$ 30,000,000  Bank of America Federal Funds Floater (b)                         12/15/06     5.06%    $ 30,000,000
  15,000,000  Bear Stearns Federal Funds Floater (b)                            01/19/07     5.14       15,000,000
  15,000,000  General Electric Capital Corporation
              Extendible Monthly Securities (c)                                 06/15/07     5.18       15,000,000
  10,000,000  Merrill Lynch & Co, Inc.
              Extendible Monthly Securities (d)                                 06/15/07     5.06       10,000,000
------------                                                                                          ------------
  70,000,000  Total Floating Rate Securities                                                            70,000,000
------------                                                                                          ------------

Foreign Commercial Paper (6.92%)
--------------------------------------------------------------------------------------------------------------------
$ 20,000,000  Alliance & Leicester PLC                                          06/05/06     4.85%    $ 19,989,333
  15,000,000  Depfa Bank PLC                                                    06/07/06     4.89       14,987,875
  25,000,000  Yorkshire Building Society                                        08/04/06     5.11       24,775,778
------------                                                                                          ------------
  60,000,000  Total Foreign Commercial Paper                                                            59,752,986
------------                                                                                          ------------

Letter of Credit Commercial Paper (5.92%)
--------------------------------------------------------------------------------------------------------------------
$ 30,000,000  Dean Health System, Inc.
              LOC M & I Marshall & Ilsley Bank                                  06/13/06     5.05%    $ 29,949,700
  21,173,000  Louis Dreyfus Corporation
              LOC Calyon                                                        06/27/06     5.04%      21,096,542
------------                                                                                          ------------
  51,173,000  Total Letter of Credit Commercial Paper                                                   51,046,242
------------                                                                                          ------------

Loan Participation (4.63%)
--------------------------------------------------------------------------------------------------------------------
$ 25,000,000  AXA Equitable Life Insurance Company with
              J. P. Morgan Chase (e)                                            03/21/07     5.10%    $ 25,000,000
  15,000,000  Mt. Vernon Phenol Plant Partnership with JP Morgan Chase (e)
              Guaranteed By General Electric Company                            05/21/07     5.10       15,000,000
------------                                                                                          ------------
  40,000,000  Total Loan Participation                                                                  40,000,000
------------                                                                                          ------------

Medium Term Notes (1.74%)
--------------------------------------------------------------------------------------------------------------------
$ 15,000,000  Merrill Lynch                                                     05/14/07     5.05%    $ 15,000,000
------------                                                                                          ------------
  15,000,000  Total Medium Term Notes                                                                   15,000,000
------------                                                                                          ------------

Other Notes (2.90%)
--------------------------------------------------------------------------------------------------------------------
$ 25,000,000  Winston-Salem, NC COPS - Series 1992                              07/06/06     5.07%    $ 25,000,000
------------                                                                                          ------------
  25,000,000  Total Other Notes                                                                         25,000,000
------------                                                                                          ------------

Repurchase Agreement (3.59%)
--------------------------------------------------------------------------------------------------------------------
$ 31,000,000  Banc of America Securities, LLC, purchased 5/31/06, repurchase proceeds at maturity $31,004,288 (Collateralized by $317,006,145,
              GNMA, 0.64% to 5.41%, due 01/16/32 to 02/16/43, value
              $31,620,000                                                       06/01/06     4.98%    $ 31,000,000
------------                                                                                          ------------
  31,000,000  Total Repurchase Agreement                                                                31,000,000
------------                                                                                          ------------

Time Deposit (2.90%)
--------------------------------------------------------------------------------------------------------------------
$ 25,000,000  Rabobank Nederland                                                06/01/06     5.07%    $ 25,000,000
------------                                                                                          ------------
  25,000,000  Total Time Deposit                                                                        25,000,000
------------                                                                                          ------------

U.S. Government Agency Medium Term Notes (4.06%)
--------------------------------------------------------------------------------------------------------------------
$ 30,000,000  Federal Home Loan Mortgage Corporation                            02/09/07     4.76%    $ 30,000,000
   5,000,000  Federal Home Loan Mortgage Corporation                            04/27/07     5.25        5,000,000
------------                                                                                          ------------
  35,000,000  Total U. S. Government Agency Medium Term Notes                                           35,000,000
------------                                                                                          ------------

Variable Rate Demand Instruments (22.17%) (f)
--------------------------------------------------------------------------------------------------------------------
$  2,080,000  Ali Industries, Inc. Project
              LOC National City Bank                                            07/01/10     5.13%    $  2,080,000
   5,500,000  Allegheny County, PA  IDA
              (Union Electric Steel Corporation)
              LOC PNC Bank, N.A.                                                11/01/27     5.09        5,500,000
   2,250,000  Alta Mira LLC, Series 2004
              LOC M & I Marshall & Ilsley Bank                                  11/01/34     5.18        2,250,000
   1,705,000  ARS Development Project, Series 2001
              LOC National City Bank                                            09/01/21     5.18        1,705,000
   1,160,000  B & V Land Company, LLC
              LOC Huntington National Bank                                      09/01/27     5.18        1,160,000
   5,790,000  Baldwin County Sewer Service, LLC - Series 2005
              LOC Amsouth Bank, N.A.                                            05/01/25     5.18        5,790,000
   1,405,000  Bank of Kentucky Building, LLC - Series 1999
              LOC US Bank, N.A.                                                 12/01/19     5.13        1,405,000
   2,940,000  Bollman Capital, LLC - Series 1996A
              LOC National City Bank                                            12/15/26     5.13        2,940,000
   1,000,000  Bookstore Notes, Series 2004 - A
              LOC M & I Marshall & Ilsley Bank                                  10/01/44     5.08        1,000,000
     550,000  Burgess & Niple Limited, Series 1999
              LOC National City Bank                                            09/01/14     5.13          550,000
     635,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
              LOC US Bank, N.A.                                                 09/01/08     5.22          635,000
     521,000  Capital One Funding Corporation Floating Rate Option Notes -
              Series 1997D
              LOC JPMorgan Chase Bank, N.A.                                     07/02/18     5.09          521,000
   5,000,000  City of Marion, IN EDRB
              (Dolgencorp, Inc Project) - Series 2005A
              LOC Key Bank, N.A.                                                02/01/35     5.13        5,000,000
   1,070,000  Community Limited Care Dialysis Center, Series 1997
              LOC Fifth Third Bank                                              12/01/12     5.15        1,070,000
     832,000  County of Genessee, MI GO - Series 2005                           03/01/08     5.08          832,000
     670,000  Crownover Lumber Company - Series 1997A
              LOC Fifth Third Bank                                              09/01/08     5.23          670,000
     380,000  Crownover Lumber Company - Series 1997B
              LOC Fifth Third Bank                                              09/01/08     5.23          380,000
     300,000  Derby Fabricating LLC
              LOC Fifth Third Bank                                              06/01/24     5.08          300,000
   2,670,000  Dickenson Press, Inc. - Series 1997
              LOC Huntington Natonal Bank                                       01/01/27     5.18        2,670,000
   4,973,959  Federal Home Loan Mortgage Corporation
              Class A  Certificates, Series M006                                10/15/45     5.08        4,973,959
   1,400,000  Gesmundo & Associates, Inc.
              LOC National City Bank                                            08/15/27     5.08        1,400,000
     975,000  Graves Lumber, Inc. Project - Series 2000
              LOC Federal Home Loan Bank of Cincinnati                          11/01/10     5.18          975,000
   1,189,500  HCS & DJS Leasing - Series 2004
              LOC Fifth Third Bank                                              06/01/34     5.08        1,189,500
   2,500,000  Holland - Sheltar Aviation Funding, LLC Series 2005 - B4
              LOC Mellon Bank, N.A.                                             05/01/35     5.08        2,500,000
   3,635,000  Hunter's Square, Inc. Project - Series 1998
              LOC National City Bank of Michigan/Illinois                       10/01/16     5.13        3,635,000
   8,200,000  Lexington Financial Services, LLC Health Care RB - Series 2001
              LOC LaSalle Bank, N.A.                                            02/01/26     5.12        8,200,000
     890,000  Lincoln Parkway LLC
              LOC Fifth Third Bank                                              06/01/44     5.08          890,000
   1,445,000  LKWP Investments, LLC - Series 1997
              LOC Huntington National Bank                                      03/01/27     5.18        1,445,000
     590,000  Machining Center  Inc. - Series 1997
              LOC Comerica Bank                                                 10/01/27     5.18          590,000
     620,000  Madison, WI Community Development Authority EDA
              (Block 90 Parking Ramp)
              LOC US Bank, N.A.                                                 10/01/08     5.18          620,000
   3,470,000  Maryland Health & Higher Educational Facilities Authority -
              Series 1999B (Glen Meadows Retirement Community)
              LOC Wachovia Bank, N.A.                                           07/01/29     5.10        3,470,000
     400,000  Maximum Principle Amount Limited Partnership
              (Riverview Medical Office Building) - Series 1997
              LOC National City Bank                                            11/01/17     5.13          400,000
   1,135,000  Miami Valley Realty Associates - Series 1997
              LOC Key Bank, N.A.                                                06/01/12     5.15        1,135,000
   3,500,000  Mississippi Business Finance Corporation, MS
              (Attala Steel Industries, LLC Project) - Series 2005
              LOC Federal Home Loan Bank of Dallas                              07/01/20     5.09        3,500,000
   3,020,000  Mobile Airport Authority RB - Series 1999
              LOC Regions Bank                                                  10/01/24     5.08        3,020,000
  13,855,000  Mobile, AL Springhill Medical Clinic Board RB
              (Springhill Medical Complex)
              LOC Amsouth Bank, N.A.                                            06/01/20     5.09       13,855,000
     925,000  Mount Carmel East Professional Building - Series 1994A
              LOC National City Bank                                            01/01/14     5.13          925,000
   1,175,000  MCMC POB ll (Mount Carmel Partnership Project) - Series 1994
              LOC National City Bank                                            08/01/14     5.13        1,175,000
   3,145,000  Mount Ontario Holdings LLC  - Series 2001 (g)
              LOC US Bank, N.A.                                                 04/01/21     5.12        3,145,000
   5,000,000  New Jersey EDA Thermal Energy Facilities RB
              (Marina Energy LLC - 2001 Project) - Series B
              LOC Wachovia Bank, N.A.                                           09/01/21     5.06        5,000,000
   4,600,000  New York State HFA (Kew Gardens Hills) - Series 2003B
              Collateralized by Federal National Mortgage Association           05/15/36     5.04        4,600,000
   6,700,000  Newport, KY Industrial Building RB
              (Aquarium Holdings of Northern Kentucky, LLC Project)
              LOC Fifth Third Bank                                              12/01/08     5.08        6,700,000
   2,510,000  Ohio State Water Development Authority RB
              (Independence Excavating, Inc.)
              LOC National City Bank                                            12/01/09     5.13        2,510,000
   2,915,000  Ordeal Properties LLC - Series 1997
              LOC Key Bank, N.A.                                                10/01/12     5.13        2,915,000
   1,500,000  Pennsylvania EDFA Taxable Development RB
              (West 914 Inc. Project) - Series 1991A1
              LOC PNC Bank, N.A. Inc.                                           05/01/21     5.09        1,500,000
  10,090,000  PRD Financial LLC  - Series 1997
              LOC National City Bank                                            04/01/27     5.08       10,090,000
   4,000,000  Prevea Clinic, Inc. - Series 2004 - A
              LOC Wells Fargo Bank, N.A.                                        12/01/34     5.03        4,000,000
   4,800,000  Rochester, NY Institute of Technology - Series 2004A              11/01/21     5.18        4,800,000
   1,575,000  Sacramento County Housing Authority
              (Hidden Oaks Apartments) - Series 1999
              Guaranteed by Federal National Mortgage Association               05/15/29     5.16        1,575,000
  10,000,000  Sea Island Company & Sea Island Coastal
              Properties LLC - Series 2003B
              LOC Columbus Bank & Trust Company                                 04/01/23     5.14       10,000,000
     215,000  SGS Tool Company - Series 1996
              LOC Huntington National Bank                                      06/01/06     5.23          215,000
   2,680,000  Shelburne Realty & Troy Realty, Ltd. LLC - Series 1996
              LOC National City Bank                                            04/01/17     5.13        2,680,000
  13,055,000  Southwestern Group Limited Project - Series 2001
              LOC US Bank, N.A.                                                 07/01/21     5.08       13,055,000
   2,905,000  St. Ann's Medical Office Building ll Limited
              Partnership - Series 1998
              LOC National City Bank                                            11/01/19     5.13        2,905,000
   5,810,000  St. Johns County IDA  RB
              (Presbyterian Retirement Communities Project) - Series 2004B
              LOC Allied Irish Bank                                             08/01/34     5.18        5,810,000
   6,184,000  Stonegate Partners I, LLC
              (Stonegate Partners Project) - Series 2002
              LOC US Bank, N.A.                                                 06/01/34     5.13        6,184,000
   4,405,000  Tom Richards, Inc. (Process Technology Project) - Series 2001
              LOC Federal Home Loan Bank of Cincinnati                          12/01/16     5.13        4,405,000
   3,000,000  Tri-Park Villas Notes - Series 2004 - A
              LOC M & I Marshall & Ilsley Bank                                  10/01/44     5.08        3,000,000
   1,400,000  UAI Technologies, Inc. - Series 1998
              LOC Wachovia Bank, N.A.                                           05/01/18     5.18        1,400,000
     865,000  Valley City Linen Co., - Series 1997
              LOC Huntington National Bank                                      02/01/27     5.18          865,000
   3,525,000  Washington State HFC MHRB
              (The Vintage at Richland Project) - Series 2004B
              Guaranteed by Federal National Mortgage Association               01/15/38     5.12        3,525,000
------------                                                                                          ------------
 191,235,458  Total Variable Rate Demand Instruments                                                   191,235,459
------------                                                                                          ------------

Yankee Certificates of Deposit (9.28%)
--------------------------------------------------------------------------------------------------------------------
$ 20,000,000  Barclays Bank PLC                                                 07/19/06     5.11       20,000,000
  25,000,000  Canadian Imperial Bank of Commerce                                11/24/06     5.07       25,000,000
  35,000,000  Credit Suisse First Boston                                        06/05/06     4.90       35,000,008
------------                                                                                          ------------
  80,000,000  Total Yankee Certificates of Deposit                                                      80,000,008
------------                                                                                          ------------

              Total Investments (100.09%)                                                              863,302,311
              Liabilities in excess of cash and other assets (-0.09%)                                     (811,900)
                                                                                                      ------------
              Net Assets (100.00%)                                                                    $862,490,411
                                                                                                      ============
              Net Asset Value, offering and redemption price per share:
              Class A shares         408,004,156 shares outstanding                                   $       1.00
                                                                                                      ============
              Class B shares         306,823,628 shares outstanding                                   $       1.00
                                                                                                      ============
              First Southwest shares 135,683,362 shares outstanding                                   $       1.00
                                                                                                      ============

FOOTNOTES:

(Note 1)  Valuation  of  Securities  -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b)  The interest rate changes daily based upon Federal Funds Target plus 0.08%.

(c)  The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(d)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.02%

(e)  The interest rate is adjusted monthly based upon one month LIBOR plus .02%

(f) Unless otherwise noted securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(g) Securities payable on demand at par including accrued interest (with one-day notice). Interest is adjusted daily.


KEY:
COPS   =   Certificates of Participation                HFA    =   Housing Finance Authority
EDA    =   Economic Development Authority               HFC    =   Housing Finance Commission
EDFA   =   Economic Development Finance Authority       LOC    =   Letter of Credit
EDRB   =   Economic Development Revenue Bond            MHRB   =   Multi - Family Housing Revenue Bond
GO     =   General Obligation                           RB     =   Revenue Bond
IDA    =   Industrial Development Authority

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
MAY 31, 2006
(UNAUDITED)
================================================================================


   Face                                                                         Maturity    Current       Value
  Amount                                                                          Date      Coupon(a)    (Note 1)
  ------                                                                          ----      ------        ------
Repurchase Agreements (54.14%)
--------------------------------------------------------------------------------------------------------------------
$100,000,000  Annaly Mortgage Management, Inc., purchased 05/31/06, repurchase proceeds at maturity $100,013,889 (Collateralized by $239,256,928,
              GNMA, 4.375% to 5.250%, due 05/17/31 to 10/20/34, value
              $102,000,000)                                                     06/01/06     5.00%    $100,000,000
  96,000,000  Banc of America Securities, LLC, purchased 05/31/06, repurchase proceeds at maturity $96,013,280 (Collateralized by $261,919,276,
              GNMA, 0.944% to 6.500%, due 02/16/18 to 01/16/46, value
              $97,920,000)                                                      06/01/06     4.98       96,000,000
  15,000,000  Bear, Stearns & Co., purchased 05/31/06, repurchase proceeds at maturity $15,002,075 (Collateralized by $66,217,478, GNMA, 3.750%
              to 8.490%, due 08/15/18 to 12/15/35, value $15,302,122)           06/01/06     4.98       15,000,000
  15,000,000  UBS AG, purchased 05/31/06, repurchase proceeds at maturity
              $15,002,071 (Collateralized by $58,057,143, GNMA, 4.500% to
              9.500%, due 09/15/13 to 01/15/36, value $15,301,370)              06/01/06     4.97       15,000,000
------------                                                                                          ------------
 226,000,000  Total Repurchase Agreements                                                              226,000,000
------------                                                                                          ------------

U.S. Government Obligations (45.41%)
--------------------------------------------------------------------------------------------------------------------
$ 90,000,000  U.S. Treasury Bill                                                06/01/06     3.25%    $ 90,000,000
  65,000,000  U.S. Treasury Note, 7.000%                                        07/15/06     4.68       65,185,333
  15,000,000  U.S. Treasury Note, 3.125%                                        05/15/07     5.06       14,733,098
  20,000,000  U.S. Treasury Note, 3.125%                                        05/15/07     5.02       19,652,171
------------                                                                                          ------------
 190,000,000  Total U.S. Government Obligations                                                        189,570,602
------------                                                                                          ------------
              Total Investments (99.55%)                                                               415,570,602
              Cash and Other Assets, Net of Liabilities (0.45%)                                          1,868,247
                                                                                                      ------------
              Net Assets (100.00%)                                                                    $417,438,849
                                                                                                      ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 205,817,524 shares outstanding                                          $       1.00
                                                                                                      ============
              Class B Shares, 211,621,325 shares outstanding                                          $       1.00
                                                                                                      ============


KEY:
     (Note 1) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     GNMA   =   Government National Mortgage Association

     (a) The interest rate shown reflects the security's current coupon unless yield is available.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Short Term Income Fund, Inc.


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer
                                           Secretary


Date: July 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff
                                           President



Date:  July 26, 2006



By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace
                                           Treasurer



Date:  July 26, 2006


* Print the name and title of each signing officer under his or her signature.